BORROWINGS - Schedule of borrowings from commercial banks or other institutions (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Debt Instrument
Long-term debt	¥ 233,000		¥ 312,560
Minus: current portion of long-term borrowings	¥ (233,000)	$ (36,755)	(79,560)
-Non- Current portion			¥ 233,000